Vanguard Funds

Supplement Dated January 12, 2026, to the Prospectus and Summary Prospectus

As approved by the board of directors of The Vanguard Group, Inc. (the “Vanguard Board”), effective today, The Vanguard Group, Inc.’s (Vanguard) portfolio management and proxy voting administration services have reorganized into separate teams within two newly established wholly owned subsidiaries, Vanguard Capital Management, LLC (VCM) and Vanguard Portfolio Management, LLC (VPM) (the “Reorganization”). The Vanguard Board has determined that the Reorganization is in the best interests of the Vanguard funds and their shareholders.

In connection with the Reorganization, Vanguard has entered into intercompany service agreements with each of VCM and VPM. Each intercompany service agreement was approved by the Vanguard Board and a majority of the independent trustees of the boards of trustees of the Vanguard funds.

The Reorganization is not expected to increase the expense ratios of the Vanguard funds, nor does it necessitate any changes to the Vanguard funds’ investment objectives or strategies.

Prospectus and Summary Prospectus Changes

The following amends, replaces, and/or supplements, as appropriate, information described under the “Investment Advisor(s)” section of the Prospectus for each Fund listed on the cover of this Prospectus:

As Vanguard is the sponsor and overall manager for the Fund, it may, through its wholly owned subsidiary VPM, provide investment advisory services to the Fund under certain circumstances.

In addition, if a Fund has multiple advisors, the following amends, replaces, and/or supplements, as appropriate, information described in the “Other Investment Policies and Risks” or “Other Investment Policies” section of the Fund’s Prospectus:

Vanguard, through its wholly owned subsidiary VPM, administers a small portion of the Fund’s assets to facilitate cash flows to and from the Fund’s advisors.

Vanguard Communication Services Index	Vanguard Russell 2000 Index Fund
Fund
Vanguard Consumer Discretionary Index	Vanguard Russell 2000 Value Index Fund
Fund
Vanguard Consumer Staples Index Fund	Vanguard Russell 3000 Index Fund
Vanguard Dividend Appreciation Index Fund	Vanguard S&P 500 Growth Index Fund
Vanguard Energy Index Fund	Vanguard S&P 500 Value Index Fund
Vanguard Equity Income Fund	Vanguard S&P Mid-Cap 400 Growth Index
Fund
Vanguard ESG U.S. Stock ETF	Vanguard S&P Mid-Cap 400 Index Fund
Vanguard Explorer Fund	Vanguard S&P Mid-Cap 400 Value Index
Fund
Vanguard Financials Index Fund	Vanguard S&P Small-Cap 600 Growth Index
Fund
Vanguard FTSE Social Index Fund	Vanguard S&P Small-Cap 600 Index Fund
Vanguard Global Minimum Volatility Fund	Vanguard S&P Small-Cap 600 Value Index
Fund
Vanguard Growth Index Fund	Vanguard Small-Cap Growth Index Fund
Vanguard Health Care Index Fund	Vanguard Small-Cap Index Fund
Vanguard High Dividend Yield Index Fund	Vanguard Small-Cap Value Index Fund
Vanguard Industrials Index Fund	Vanguard Strategic Equity Fund
Vanguard Information Technology Index Fund	Vanguard Strategic Small-Cap Equity Fund
Vanguard Large-Cap Index Fund	Vanguard Tax-Managed Capital Appreciation
Fund
Vanguard Market Neutral Fund	Vanguard Tax-Managed Small-Cap Fund
Vanguard Materials Index Fund	Vanguard U.S. Minimum Volatility ETF
Vanguard Mega Cap Growth Index Fund	Vanguard U.S. Momentum Factor ETF
Vanguard Mega Cap Index Fund	Vanguard U.S. Multifactor Fund
Vanguard Mega Cap Value Index Fund	Vanguard U.S. Multifactor ETF
Vanguard Mid-Cap Growth Index Fund	Vanguard U.S. Quality Factor ETF
Vanguard Mid-Cap Index Fund	Vanguard U.S. Value Factor ETF
Vanguard Mid-Cap Value Index Fund	Vanguard Utilities Index Fund
Vanguard Real Estate II Index Fund	Vanguard Value Index Fund
Vanguard Real Estate Index Fund	Vanguard Variable Insurance Funds (VVIF)
— Equity Income Portfolio
Vanguard Russell 1000 Growth Index Fund	VVIF — Mid-Cap Index Portfolio
Vanguard Russell 1000	Index Fund	VVIF — Real Estate Index Portfolio
Vanguard Russell 1000	Value Index Fund	VVIF — Small Company Growth Portfolio
Vanguard Russell 2000	Growth Index Fund

Vanguard serves as advisor to the above-listed funds (each, an “Impacted Fund”) through VPM, a wholly owned subsidiary of Vanguard established in 2025. VPM exercises portfolio management responsibilities for the Impacted Funds. Vanguard, through VPM, provides investment advisory services to the Impacted Funds pursuant to the Funds’ Service Agreement and an intercompany service agreement between Vanguard and VPM, subject to the supervision and oversight of the trustees and officers of the Impacted Funds.

The information in the preceding paragraph amends, replaces, and/or supplements, as appropriate, information described under the “Investment Advisor(s)” sections of each Impacted Fund’s Prospectus and Summary Prospectus. References to “Principal of Vanguard” within a portfolio manager’s title remain unchanged. All other references to “Vanguard” within a portfolio manager’s title are hereby deleted and replaced with “VPM.”

©2026 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.

PS VPM 012026